UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23616

Aspiriant Risk-Managed Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

The Registrant is filing this amendment to its Form N-CSR for the year ended March 31, 2023, originally filed with the U.S. Securities and Exchange Commission on June 12, 2023 (Accession Number 0001398344-23-011927). The purpose of this amendment is to: (i) restate financial statements for the year ended March 31, 2023 to reflect current and deferred tax liability related to the Registrant being a C corporation for income tax purposes as a result of the Registrant's failure to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment company; (ii) file the Senior Officers Code of Ethics as an exhibit; and (iii) amend Item 11 of Form-N-CSR. The effects of this restatement on the Registrant's financial statements for the year ended March 31, 2023 are described in Note 11 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the year ended March 31, 2023 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 11, and revisions described above, the amended N-CSR does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures contained therein.

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Annual Report

March 31, 2023

(Restated)

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

TABLE OF CONTENTS

Letter to Shareholders (Unaudited)	2
Growth of a $25,000 Investment and Fund Performance (Unaudited)	4
Schedule of Investments	5
Summary of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	26
Other Information (Unaudited)	27
Fund Management (Unaudited)	28

2

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Letter to Shareholders

March 31, 2023 (Unaudited)

The Aspiriant Risk-Managed Real Assets Fund (“XARAX” or the “Fund”) returned -6.91% (as restated, see Note 11) for the one-year period ended March 31, 2023. Over the same period, the Fund’s benchmark, the Dow Jones Global Select Real Estate Securities Index (the “Benchmark”), returned -20.72%.

The Fund has an allocation to marketable securities through the use of exchange-traded funds (ETFs) and mutual funds. This allocation is used to provide the Fund a level of liquidity and broad exposure to global real assets including but not limited to publicly traded real estate, infrastructure companies, and commodities. Public real estate suffered negative returns for the year, with wide dispersion across property types. Meanwhile, public infrastructure investments provided positive returns during the year. The commodity exposures in the Fund were focused on precious metals. These exposures added value to the Fund as both gold and silver outperformed the Benchmark.

The ability to invest in private real estate and other private real assets is one of the potential advantages of the Fund. The exposures to commingled limited partnerships and non-traded real estate investment trust provide a mix of private high-quality real estate, infrastructure assets and absolute return strategies. These allocations were extremely beneficial during the fiscal year as the mix of private core managers significantly outperformed the Benchmark.

Lastly, the Fund’s allocations to private real assets also contributed positively to the Fund’s performance. Recent investments in European industrial and the energy transition are off to a promising start.

During the year, we added Rush Island, LP (“Rush Island”) and GCP SecureSpace Property Partners, LP (“GCP”) to the portfolio. Rush Island is an absolute return long/short strategy focused on the publicly traded real estate market. GCP is a private strategy focused on the highly fragmented self-storage market.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Shares is not suitable for you if you need foreseeable access to the money you invest. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

The Fund is subject to substantial risks — including market risks, industry concentration risks, strategy risks, valuation risks, and investment advisers to the Investment Funds (the “Underlying Manager”) risks. The Fund allocates its assets to Underlying Managers and invests in Investment Funds that invest in and actively traded securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be

3

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Letter to Shareholders (Continued)

March 31, 2023 (Unaudited)

entitled to the various protections afforded by the 1940 Act with respect to its investments in Investment Funds. The investment adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund intends to offer to repurchase approximately 5% of its outstanding Shares (generally each quarter), and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The decision to offer to repurchase Shares is at the sole discretion of the Board of Trustees (the “Board”) and the Board may, under certain circumstances, elect not to offer to repurchase Shares. Various other types of risks are also associated with investments in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to industry concentration.

Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended. The criteria for qualifying as an “accredited investor” are set forth in the investor application that must be completed by each prospective investor.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Dow Jones Global Select Real Estate Securities Index is a float-adjusted, market capitalization weighted index that is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. In order to be included in the index, a company must be both an equity owner and operator of commercial and/or residential real estate, have a minimum total market capitalization of $200 million at its time of inclusion, have at least 75% of its total revenue derived from the ownership and operation of real estate assets, and the liquidity of its stock must be commensurate with that of other institutionally held real estate securities. It is not possible to invest directly in an index.

Aspiriant Risk-Managed Real Assets Fund is distributed by UMB Distribution Services, LLC. Aspiriant, LLC serves as the investment adviser of the Fund. UMB Distribution Services, LLC and Aspiriant, LLC are unaffiliated.

4

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Growth of a $25,000 Investment and Fund Performance

March 31, 2023 (As restated, see Note 11)(Unaudited)

The above graph compares a hypothetical $25,000 investment in the Fund’s Shares, made at its inception, with similar investment in the Dow Jones Global Select RESI Index.

Total Returns as of March 31, 2023 (As restated, see Note 11)	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Real Assets Fund	(6.91)%	4.18%
Dow Jones Global Select Real Estate Securities Index (1)	(20.72)%	(2.91)%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Investment Manager has entered into an investment management fee limitation agreement with the Fund, whereby the Investment Manager has agreed to waive its advisory fee from 0.50% to 0.40% through April 1, 2024. Both arrangements may be terminated only by the Fund’s Board of Trustees.

*	For the period close of business April 1, 2021 (commencement of operations) through March 31, 2023.

(1)	The Dow Jones Global Select Real Estate Securities Index tracks the performance of equity real estate investment trusts and real estate operating companies traded globally. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Schedule of Investments

As of March 31, 2023 (As restated, see Note 11)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (32.62%)
EXCHANGE-TRADED FUNDS (12.76%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$2,621,195	$3,556,265
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	7,589,660
Vanguard Real Estate ETF	Exchange-traded fund	125,669	10,048,715	10,435,554
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	106,447
Total Exchange-Traded Funds			20,031,282	21,687,926

MUTUAL FUNDS (19.86%)
Fidelity International Real Estate Fund	Mutual Fund	1,328,835	17,280,346	13,381,373
GMO Resources Fund VI	Mutual Fund	175,7081	4,991,279	4,241,584
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,359,843
Principal Real Estate Securities Fund R-6	Mutual Fund	416,766	11,450,000	10,790,071
TOTAL MUTUAL FUNDS			39,621,625	33,772,871

TOTAL MARKETABLE SECURITIES			59,652,907	55,460,797

	Investment Strategy				Acquisition Date
PORTFOLIO FUNDS [b] (66.19%)
MEMBERSHIP INTERESTS (13.68%)
Green Courte Real Estate Partners III, LLC [a]	Private Real Estate		$3,410,026	$5,682,880	12/6/2011
Prime Property Fund, LLC	Private Real Estate	803	13,802,343	17,565,627	9/28/2017
TOTAL MEMBERSHIP INTERESTS			17,212,369	23,248,507

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.24%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	377,547	4,806,283	5,507,052	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,806,283	5,507,052

PARTNERSHIP INTERESTS (49.27%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,152	18,608	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		—	379,811	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		—	291,368	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,742,177	4,724,054	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,412,805	11,669,611	13,626,319	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		—	2,462,158	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,538,988	2,926,858	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		5,000,000	5,303,096	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		3,449,689	3,859,497	10/28/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	4,326	5/14/2007
GCP SecureSpace Property Partners LPa	Private Real Estate		2,452,694	1,837,614	12/7/2022

6

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2023 (As restated, see Note 11)

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
Portfolio Funds [b] (Continued)
Partnership Interests (Continued)
GEM Realty Fund IV, L.P.[a]	Private Real Estate		$436,459	$14,342	6/29/2010
GEM Realty Securities Flagship, L.P.[a,c]	Long/Short		7,132,748	14,264,455	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		6,172,393	7,245,559	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		—	330,080	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,175	3,075,093	4,571,655	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		510,089	71,385	11/2/2012
HighBrook Property Fund IV (Main), L.P.[a]	Private Real Estate		6,199,967	7,280,816	2/22/2022
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	252,364	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	107,001	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		726,240	18,737	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(268,363)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		—	5,012,842	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		—	32,411	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,171,968	7/1/2022
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		4,099,396	3,928,624	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		2,490,832	2,306,288	12/13/2021
TOTAL PARTNERSHIP INTERESTS			67,382,768	83,773,873
TOTAL PORTFOLIO FUNDS			89,401,420	112,529,432
	Type of Investment
SHORT-TERM INVESTMENT (3.27%)
Fidelity Investments Money Market Government Portfolio I, 4.72%[d]	Money Market Fund	5,565,988	5,565,988	5,565,988
TOTAL SHORT-TERM INVESTMENT			5,565,988	5,565,988

TOTAL INVESTMENTS (102.08%)			$154,620,315	$173,556,217
Liabilities in excess of other assets (-2.08%)				(3,540,445)

TOTAL NET ASSETS (100.00%)				$170,015,772

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).
[c]	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).
[d]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.

See accompanying Notes to Financial Statements.

7

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Summary of Investments

As of March 31, 2023 (As restated, see Note 11)

Security Type	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Funds	12.76%
Mutual Funds	19.86
TOTAL MARKETABLE SECURITIES	32.62
PORTFOLIO FUNDS
Membership Interests	13.68
Non-Traded Real Estate Investment Trust	3.24
Partnership Interests	49.27
TOTAL PORTFOLIO FUNDS	66.19
SHORT-TERM INVESTMENT	3.27
TOTAL INVESTMENTS	102.08
Liabilities in excess of other assets	(2.08)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Financial Statements.

8

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Assets and Liabilities

As of March 31, 2023 (As restated, see Note 11)

ASSETS:
Unaffiliated investments, at fair value (cost $145,208,789)	$159,184,761
Affiliated investments, at fair value (cost $9,411,526)	14,371,456
Cash	563,897
Cash held in escrow	1,938,817
Due from Investment Manager (see Note 12)	427,042
Due from marketable securities	500,145
Due from Portfolio Funds	412,884
Dividend receivable	18,932
Prepaid Repurchase Facility Commitment Fee	39,375
Prepaid expenses	30,147
Total Assets	$177,487,456

LIABILITIES:
Payable for shares redeemed	$3,251,699
Subscriptions received in advance	1,775,000
Distributions payable	1,589
Current tax liability	1,252,244
Deferred tax liability	974,999
Administration and accounting fees payable	49,760
Management fee payable	43,614
Administrative services fees payable	43,614
Transfer agent fees and expenses payable	3,576
Custody fees payable	2,924
Other expenses payable	72,665
Total Liabilities	7,471,684

Commitments and contingencies (see Note 3)

NET ASSETS	$170,015,772

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	148,810,684
Total distributable earnings	21,205,088
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$170,015,772

SHARES ISSUED AND OUTSTANDING	16,938,210
NET ASSET VALUE PER SHARE	$10.04

See accompanying Notes to Financial Statements.

9

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Operations

For the Year Ended March 31, 2023 (As restated, see Note 11)

INVESTMENT INCOME:
Dividend income from unaffiliated investments	$2,455,316
Other income from unaffiliated investments	60,059
Interest income from unaffiliated investments	104
Total Income	2,515,479

EXPENSES:
Management fee	889,989
Administration and accounting fees	204,111
Administrative services fees	177,998
Legal fees	170,244
Trustees' fees and expenses	63,692
Audit and tax fees	63,500
Registration fees	46,991
Transfer agent fees and expenses	42,055
Custody fees	25,055
Compliance fees	22,017
Insurance fees	18,906
Repurchase Facility Commitment Fee Expense	13,125
Professional fees	5,385
Other expenses	55,098
Total Expenses	1,798,166
Expenses Waived by Investment Manager (see Note 6)	(711,992)
Net Expenses	1,086,174
Net Investment Income	1,429,305

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	(928,027)
Capital gain distributions from unaffiliated marketable securities	1,391,942
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(16,656,645)
Affiliated investments	815,140
Deferred tax (expense)/benefit	657,183
Total net change in unrealized appreciation (depreciation), net of deferred income tax	(15,184,322)
Total net realized and unrealized gain (loss), net of income tax	(14,720,407)
Net Decrease in Net Assets Resulting from Operations	$(13,291,102)

See accompanying Notes to Financial Statements.

10

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statements of Changes in Net Assets

	For the Year Ended March 31, 2023 (As restated, see Note 11)	For the Year Ended March 31, 2022[1] (As restated, see Note 11)
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income, net of income tax	$1,429,305	$2,725,660
Net realized gain (loss) on investments, net of income tax	(928,027)	7,766,130
Capital gain distributions from marketable securities	1,391,942	444,073
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(15,184,322)	15,534,388
Change in Net Assets Resulting from Operations	(13,291,102)	26,470,251

DISTRIBUTIONS TO SHAREHOLDERS:
Income and capital gain distributions	-	(8,269,170)
Return of capital distributions	(4,500,601)	(637,242)
Change in Net Assets Resulting from Distributions	(4,500,601)	(8,906,412)

CAPITAL SHARE TRANSACTIONS:
Shares sold	23,852,168	170,713,262 [2]
Shares issued for reinvestment of distributions	4,237,316	8,769,688
Shares redeemed	(23,510,272)	(14,345,568)
Contribution by Investment Manager (see Note 12)	344,460	82,582
Change in Net Assets Resulting from Capital Transactions	4,923,672	165,219,964

Change in Net Assets	$(12,868,031)	$182,783,803

NET ASSETS:
Beginning of period	182,883,803	100,000 [3]
End of period	$170,015,772	$182,883,803

TRANSACTIONS IN SHARES:
Shares sold	2,283,608	16,977,714 [4]
Shares issued for reinvestment of distributions	423,302	842,025
Shares redeemed	(2,292,576)	(1,305,863)
Change in Shares Outstanding	414,334	16,513,876

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.
[2]	Includes $158,321,263 of paid-in-capital received from an in-kind subscription effective April 1, 2021 (see Note 2).
[3]	The Investment Manager made an initial purchase of 10,000 shares for $100,000 at a $10.00 net asset value on March 5, 2021.
[4]	Includes 15,832,126 shares received from an in-kind subscription effective April 1, 2021 (see Note 2).

See accompanying Notes to Financial Statements.

11

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Cash Flows

For the Year Ended March 31, 2023 (As restated, see Note 11)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(13,291,102)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(40,198,880)
Proceeds from sales of long-term investments	34,849,306
Proceeds from return of capital of long-term investments	8,796,611
Purchases of short-term investments, net	(3,496,839)
Net realized loss on investments	928,027
Capital gain distributions from marketable securities	(1,391,942)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated Investments	16,656,645
Affiliated Investments	(815,140)
Change in operating assets and liabilities:
Due from marketable securities	(500,145)
Due from Portfolio Funds	(341,714)
Dividend receivable	(18,818)
Prepaid expenses	(28,545)
Deferred tax liability	(657,183)
Management fee payable	(3,907)
Administrative services fees payable	(3,907)
Administration and accounting fees payable	(5,992)
Transfer agent fees and expenses payable	(2,973)
Custody fees payable	(2,138)
Other expenses payable	55
Net Cash Provided by Operating Activities	471,419

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of subscriptions received in advance)	19,427,168
Distributions (net of reinvestments and distributions payable)	(261,696)
Shares redeemed (net of payable for shares redeemed)	(23,808,175)
Net Cash Used in Financing Activities	(4,642,703)

Net Change in Cash and Cash held in escrow	(4,171,284)

Cash and Cash held in escrow at Beginning of Year[1]	6,673,998

Cash and Cash held in escrow at End of Year[1]	$2,502,714

Supplemental schedule of non-cash activity:
Reinvestment of distributions	$4,237,316

[1]	Cash includes cash and cash held in escrow, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

12

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Financial Highlights

Per share data and ratios for a share outstanding throughout the period.

	For the Year Ended March 31, 2023 (As restated, see Note 11)	For the Year Ended March 31, 2022[1] (As restated, see Note 11)
Net Asset Value, Beginning of Period	$11.07	$10.00
Income from Investment Operations:
Net investment income[2]	0.09	0.17
Net realized and unrealized gain on investments	(0.86)	1.45
Total from investment operations	(0.77)	1.62

Less Distributions:
From net investment income	-	(0.34)
From net realized gain	-	(0.17)
From return of capital	(0.26)	(0.04)
Total distributions	(0.26)	(0.55)

Net Asset Value, End of Period	$10.04	$11.07

Total Return	(6.91)%	16.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,016	$182,884
Net investment income[3]	0.80%	1.51%[4]

Expenses before expense waiver and tax expense/(benefit)[3,5]	1.01%	0.92%
Expense waiver	(0.40)%	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)[3,6]	0.61%	0.52%
Tax expense/(benefit)[7]	(0.37)%	1.60%
Expenses net of expense waiver and after tax expense/(benefit)[3,8]	0.24%	2.12%

Portfolio turnover rate	19%	15%

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

[2]	Per share data is computed using the average shares method.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[4]	Includes tax expense of 0.14% derived from income.

[5]	Represents the ratio of expenses to average net assets excluding the expense waiver by the Investment Manager, current and deferred tax expense/(benefit) (see Notes 6 and 8).

[6]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and excluding current and deferred tax expense/(benefit)(see Notes 6 and 8).

[7]	Includes current and deferred tax expense/(benefit) derived from the net investment income/loss, and realized and unrealized gains/losses (see Note 8).

[8]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

See accompanying Notes to Financial Statements.

13

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Notes to Financial Statements

March 31, 2023

1. ORGANIZATION

Aspiriant Risk-Managed Real Assets Fund (formerly known as “Aspiriant Risk-Managed Real Asset Fund”, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated October 26, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Real Estate Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. The Fund offers shares of beneficial interest (“Shares”). Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest substantially all their assets in real estate, infrastructure, commodities and other real asset securities and funds. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in Investment Funds that hold equity, debt and other economic interests in real assets or real asset companies.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash — Cash and cash held in escrow for Shares tendered and Shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation — The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

Investments in Portfolio Funds — As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value (“NAV”) per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the NAV per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the NAV per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent NAV per

14

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the NAV (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the NAV per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Valuation Designee determines that the most recent NAV (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee, or the Portfolio Funds’ Managers should prove to be incorrect. Portfolio Funds’ Managers only provide determinations of the NAV of each Portfolio Fund on a monthly/ quarterly basis, in which event it will not be possible to determine the NAV of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of March 31, 2023, investments in Portfolio Funds were valued at $112,529,432, which represented 66.19% (as restated, see Note 11) of the NAV of the Fund.

Investments in Marketable Securities — Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded open-end investment companies which are priced as marketable securities.

Transfer In-Kind — On April 1, 2021, the Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Fund issued Shares equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The investments received by the Fund were evaluated using fair value procedures adopted by the Board. The characteristics of the value received are presented as follows:

Fund	Paid-In-Capital Value Received	Character of Value Received	Value Received
The Fund	$158,321,263	Investments at cost	$139,689,931
		Net unrealized appreciation on investments	17,610,837
Total	$158,321,263	Cash	1,374,145
		Liabilities in excess of other assets	(353,650)
		Total	$158,321,263

15,832,126.30 Shares were issued with an initial NAV of $10.00.

The Fund obtained $30,135,239 in outstanding commitments in Portfolio Funds from the Private Fund.

15

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Transactions and Related Investment Income — All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the Portfolio Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation on marketable securities and Portfolio Funds.

Federal Income Taxes (as restated, see Note 11) — It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies ("Regulated Investment Company"). As provided therein, in any tax year in which a Fund generates 90% of its gross income from qualifying sources under Section 851(b)(2) of the Internal Revenue Code ("Qualifying Income Test"), a Fund’s portfolio holds at least 50% of its assets in qualifying assets at the end of each quarter, and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.

The Fund did not qualify as a Regulated Investment Company pursuant to Subchapter M of the Internal Revenue Code for the tax year ended October 31, 2022 because it did not generate 90% of its gross income from qualifying sources. Furthermore, the Investment Manager determined that at March 31, 2023 the Fund did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes (“ASC 740), to qualify as a Regulated Investment Company because it would not generate 90% of its gross income from qualifying sources. As a result, the Fund is treated as a regular C corporation for federal income tax purposes and as such is obligated to pay federal, state and local income tax on taxable income. See Note 8 for further details.

ASC 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the year ended March 31, 2023, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

3. FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (e.g. supported by little or no market activity).

The following table summarizes the valuation of the Fund’s investments as of March 31, 2023, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$55,460,797	$—	$—	$—	$55,460,797
Portfolio Funds	—	—	—	112,529,432	112,529,432
Short-term Investment	5,565,988	—	—	—	5,565,988
Total Investments	$61,026,785	$—	$—	$112,529,432	$173,556,217

Investments in Portfolio Funds valued at the NAV as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy, however, they are included in the table above to reconcile the total value of investments.

17

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

3. FAIR VALUE DISCLOSURE (Continued)

A listing of the Portfolio Fund types held by the Fund and the related attributes, as of March 31, 2023 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core (1)	$64,010	$—		Indefinite	Monthly-Quarterly	0-90	May be subject to lockup periods of up to 1 year, and/or investor and/or fund level gates of up to 25% per withdrawal date
Opportunistic (2)	48,519	32,982		Up to 12 years, subject to extension	None	N/A	N/A
	$112,529	$32,982	(3)

(1)	Investments in commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

(3)	As of March 31, 2023, the Fund had total outstanding commitments of $32,024,266 and $957,709 to the partnership interests and membership interests of Portfolio Funds, respectively.

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4. RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit — Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds — Since the Fund may make additional investments in or affect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase

18

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

4. RISK FACTORS (Continued)

Shares from shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity — Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that a shareholder will be able to tender its Shares when or in the amount that a shareholder desires. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk — The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk — Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Fund. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5. INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the NAV of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

19

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

5. INVESTMENTS BY THE FUND (Continued)

The Fund can liquidate or redeem the marketable securities and open-end investment companies on a daily basis, and there are no restrictions or limitations placed on such investments. Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund’s share of Portfolio Funds that were 5% or more of its net assets as of March 31, 2023 is as follows:

Investment (Description of Strategy)	Percentage of NAV (as restated, see Note 11)	Fair Value	Redemptions Permitted/Restrictions
Prime Property Fund, LLC (a) (Private Real Estate Fund)	10.3%	$17,565,627	Quarterly withdrawals (90 days’ notice required)
GEM Realty Securities Flagship, L.P. (b) (Long/Short Fund)	8.4%	$14,264,455	Quarterly withdrawals (60 days’ notice required)
CBRE U.S. Core Partners, LP (a) (Private Real Estate Fund)	8.0%	$13,626,319	Quarterly withdrawals (60 days’ notice required)

(a)	This strategy includes the funds that invest in real estate opportunities.

(b)	This strategy includes the fund that employs long and short trading in publicly traded common stock, preferred stock, and debt securities, primarily in REITs, real estate operating companies, homebuilders and companies that have a significant real estate component.

As of March 31, 2023, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the year ended March 31, 2023) is shown below:

Investments (1)	Fair Value 3/31/2022	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 3/31/2023	Dividend Income
GEM Realty Securities Flagship, L.P.	$13,301,057	$—	$—	$—	$963,398	$14,264,455	$—
Paladin Realty Brazil Investors III (US-A), L.P.	255,259	—	—	—	(148,258)	107,001	$—
Total Affiliated Investments	$13,556,316	$—	$—	$—	$815,140	$14,371,456	$—

(1)	Investments do not issue units or shares.

20

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee (as restated, see Note 11) — The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the year ended March 31, 2023, the Fund incurred $889,989 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement was in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the year ended March 31, 2023, the Fund waived $711,992 in Investment Management Fees.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

Administrative Services Fee — Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services.

Distributor — UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator — UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the year ended March 31, 2023, the Fund paid $204,111 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian — UMB Bank, n.a. (the “UMB Bank”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager

21

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

or commingled with the assets of other accounts other than to the extent that securities are held in the name of the UMB Bank or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the UMB Bank an asset based fee.

Chief Compliance Officer — Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8. TAX INFORMATION (as restated, see Note 11)

At March 31, 2023, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$147,748,205

Gross unrealized appreciation	44,518,282
Gross unrealized depreciation	(18,710,270)

Net unrealized appreciation on investments	$25,808,012

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

22

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

8. TAX INFORMATION (as restated, see Note 11) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences in book and tax accounting are attributable to net operating losses for the tax year ended October 31, 2022 and to nondeductible deferred income tax benefit for the fiscal year ended March 31, 2023. The following amounts have been reclassified to paid-in capital and total accumulated earnings/(losses):

	Increase (Decrease)
	Paid-In Capital	Total Accumulated Earnings (Losses)
Tax Year Ended October 31, 2022	$7,535,052	$(7,535,052)
Fiscal Year Ended March 31, 2023	657,183	(657,183)

See Note 2 — Federal Income Taxes for additional information related to the significant considerations in the evaluation of the Fund’s qualification as a Regulated Investment Company.

The Fund is a C corporation for income tax purposes and is therefore obligated to pay federal and state income tax on its taxable income. Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.71%. Current taxes reflect the tax liability of the Fund based on taxable income for the tax year ended October 31, 2023. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

In order to re-qualify as a Regulated Investment Company the Fund will move certain assets into a wholly-owned C corporation blocker. The Fund assesses the need for deferred tax liability or asset based on the assets to be moved into the C corporation blocker. As of March 31, 2023, the Fund recorded a net deferred tax liability. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of March 31, 2023 consist of the following:

Current Tax (Expense) Benefit
Federal	$-
State	-
Total Current Tax (Expense) Benefit	-

Deferred Tax (Expense) Benefit
Federal	$498,045
State	159,137
Total Deferred Tax (Expense) Benefit	657,183
Total Income Tax (Expense) Benefit	$657,183

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax liability
Net unrealized gain on investment securities	$(974,999)
Net Deferred Tax Asset/(Liability)	(974,999)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal income tax (expense)/benefit at statutory rate	$2,929,140
State income tax (expense)/benefit (net of federal benefit)	936,146
Permanent differences, net	(3,208,103)
Net Income Tax (Expense) Benefit	$657,183

The utilization of net operating losses in future years are limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended October 31, 2022, the Fund did not utilize or defer any net operating losses.

Capital losses incurred during the year can be carried back three years or forward five years. The fund did not utilize or defer any capital losses during the period.

9. INVESTMENT TRANSACTIONS

For the year ended March 31, 2023, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $40,198,880 and $32,380,427, respectively.

23

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

10. COMMITTED REPURCHASE AGREEMENT FACILITY

The Fund entered into a one-year term committed repurchase agreement facility amounting to $15,000,000 with UMB Bank on December 19, 2022. The purpose of the facility is to finance temporarily the repurchase or redemption of Shares of the Fund. The Fund may borrow up to 10% of the Fund’s assets or $15,000,000, whichever is less. As collateral, the Fund will transfer to UMB Bank cash or cash equivalents (“Cash Collateral”) or eligible marketable securities (“Non-Cash Collateral”) under the repurchase agreement transaction. UMB Bank will maintain Cash Collateral at 100% and /or Non-Cash Collateral at 200% of the prior day’s market value of the repurchase agreement transaction. The Fund is charged interest for borrowing under this agreement. The interest is calculated using the Federal Funds Target Range - Upper Limit (FFTRU) plus 150 basis points. The commitment fee for the period December 19, 2022 through March 31, 2023, is disclosed on the Statement of Operations and the remaining commitment fee to be amortized is disclosed on the Statement of Assets and Liabilities. During the year ended March 31, 2023, the Fund did not borrow from the committed repurchase agreement facility.

11. RESTATEMENT

Subsequent to the issuance of the March 31, 2023 financial statements, the Fund determined that current and deferred tax liability related to the Fund being a C corporation for income tax purposes had not been properly accounted for by the Fund.

The determination of the need to record current and deferred tax liabilities in accordance with ASC 740 involved reevaluation of data available at March 31, 2022 in accordance with subsequently implemented policies and procedures related to the Qualifying Income Test to assess the likelihood of the Fund qualifying as a Regulated Investment Company. Based on the reevaluation of data available at March 31, 2022, it was determined that the Fund did not meet the “more likely than not” evaluation criterion provided by ASC 740 for qualifying as a Regulated Investment Company. As a result, the Fund did not properly record current and deferred tax liabilities related to the Fund being a C corporation for income tax purposes resulting in the understatement of the tax liability and overstatement of the Fund’s NAV. See Note 2 - Federal Income Taxes for additional information related to the significant considerations in the evaluation of the Fund’s qualification as a Regulated Investment Company.

Subsequent to March 31, 2023, the Investment Manager voluntarily agreed to reimburse the Fund for income tax liability payable by the Fund in the amount of $1,252,244 to make the Fund whole and to put shareholders in the position they would have been if the Fund would have qualified as a Regulated Investment Company, which was retroactively recorded as of March 31, 2023 (the "Voluntary Waiver"). In accordance with U.S. GAAP, such reimbursement cannot be recorded retroactively. As a result, the receivable from Investment Manager and the Fund’s net asset value were overstated as of March 31, 2023.

As a result, the Fund has restated its statement of assets and liabilities, including the schedule of investments, as of March 31, 2023 and its statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the fiscal year ended March 31, 2023. See Note 13 for additional periods that were restated, including comparative periods as presented within these financial statements.

The restatement adjustments had no effect on the reported fair values or cost of investments as reported in the statement of investments. In addition to the restated financial statements, the information contained in Notes 2, 5, 6, 8, 11, 12 and 13 to the financial statements was added or restated as part of the restatement.

24

11. RESTATEMENT (Continued)

The following summarizes the impact of the restatement and excludes balances that were not restated:

Statement of Assets and Liabilities

As of March 31, 2023

	Previously Reported	As Restated
Assets:
Due from Investment Manager (see Note 12)	$1,260,384	$427,042
Total Assets	178,320,798	177,487,456
Liabilities:
Distributions payable	$-	$1,589
Current tax liability	1,260,384	1,252,244
Deferred tax liability	-	974,999
Total Liabilities	6,503,236	7,471,684
Net Assets	$171,817,562	$170,015,772
Net Assets Consist Of:
Paid-in capital	155,742,485	148,810,684
Total distributable earnings	16,075,077	21,205,088
Net Assets Applicable to Outstanding Shares	$171,817,562	$170,015,772
Shares Issued and Outstanding	16,900,405	16,938,210
Net Asset Value Per Share	$10.17	$10.04

Statement of Operations

For the Year Ended March 31, 2023

	Previously Reported	As Restated
Net Investment Income:
Income Tax Expense	259,877	-
Income Tax Expense Reimbursed by Investment Manager (see Note 6)	(259,877)	-
Realized and Unrealized Gain (Loss):
Income Tax Expense	(1,000,507)	-
Income Tax Expense Reimbursed by Investment Manager (see Note 6)	1,000,507	-
Deferred tax (expense)/ benefit	-	657,183
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(15,841,505)	(15,184,322)
Total net realized and unrealized gain (loss) on investments, net of income tax	(15,377,590)	(14,720,407)
Net Decrease in Net Assets Resulting from Operations	$(13,948,285)	$(13,291,102)

Statement of Changes in Net Assets

For the Year Ended March 31, 2023

	Previously Reported	As Restated
Change in Net Assets From:
Operations:
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(15,841,505)	(15,184,322)
Change in Net Assets Resulting from Operations	(13,948,285)	(13,291,102)
Distributions to Shareholders:
Income and capital gain distributions	(4,492,769)	-
Return of capital distributions	-	(4,500,601)
Change in Net Assets Resulting from Distributions	(4,492,769)	(4,500,601)
Capital Share Transactions:
Shares issued for reinvestment of distributions	4,231,073	4,237,316
Contribution by Investment Manager (see Note 12)	-	344,460
Change in Net Assets Resulting from Capital Transactions	4,572,969	4,923,672
Change in Net Assets	$(13,868,085)	$(12,868,031)
Net Assets:
Beginning of period	185,685,647	182,883,803
End of period	$171,817,562	$170,015,772
Transactions in Shares:
Shares sold	2,249,110	2,283,608
Shares issued for reinvestment of distributions	422,684	423,302
Change in Shares Outstanding	379,218	414,334

Statement of Changes in Net Assets

For the Year Ended March 31, 2022

	Previously Reported	As Restated
Change in Net Assets From:
Operations:
Net investment income, net of income tax	$2,981,017	$2,725,660
Net realized gain on investments, net of income tax	8,763,017	7,766,130
Net change in unrealized appreciation (depreciation) on investments, net of income tax	17,166,570	15,534,388
Change in Net Assets Resulting from Operations	29,354,677	26,470,251
Distributions to Shareholders:
Income and capital gain distributions	(8,043,244)	(8,269,170)
Return of capital distributions	(863,168)	(637,242)
Capital Share Transactions:
Contribution by Investment Manager (see Note 12)	-	82,582
Change in Net Assets Resulting from Capital Transactions	165,137,382	165,219,964
Change in Net Assets	$185,585,647	$182,783,803
Net Assets:
End of period	$185,685,647	$182,883,803
Transactions in Shares:
Shares sold	16,975,025	16,977,714
Change in Shares Outstanding	16,511,187	16,513,876

Statement of Cash Flows

For The Year Ended March 31, 2023

	Previously Reported	As Restated
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(13,948,285)	$(13,291,102)
Change in operating assets and liabilities:
Due from Investment Manager	(1,260,384)	-
Current income tax payable	1,260,384	-
Deferred tax liability	-	(657,183)
Supplemental schedule of non-cash activity:
Reinvestment of distributions	$4,231,073	$4,237,316

25

11. RESTATEMENT (Continued)

Financial Highlights

For The Year Ended March 31, 2023

Per share data and ratios for a share outstanding throughout the period.

	Previously Reported	As Restated
Net Asset Value, Beginning of Period	$11.24	$11.07
Income from Investment Operations:
Net realized and unrealized gain on investments	(0.90)	(0.86)
Total from investment operations	(0.81)	(0.77)
Less Distributions:
From net investment income	(0.10)	-
From net realized gain	(0.16)	-
From return of capital	-	(0.26)
Net Asset Value, End of Period	$10.17	$10.04
Total Return	(7.13)%	(6.91)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$171,818	$170,016
Expense before expense waivers, income tax expense and income tax reimbursement	1.01%	-
Expense before expense waivers and tax expense/(benefit)	-	1.01%
Expense waiver	-	(0.40)%
Expenses net of expense waivers, but before income tax expense and income tax reimbursement	0.61%	-
Expenses net of expense waiver, but before tax expense/(benefit)	-	0.61%
Tax expense/(benefit)	-	(0.37)%
Expenses net of expense waiver and after tax expense/(benefit)	-	0.24%
Expenses net of expense waiver and after income tax expense, but before income tax reimbursement	1.32%	-
Expenses after expense waivers, income tax expense and income tax reimbursement	0.61%	-

Financial Highlights

For The Year Ended March 31, 2022

Per share data and ratios for a share outstanding throughout the period.

	Previously Reported	As Restated
Income from Investment Operations:
Net investment income[2]	0.19	0.17
Net realized and unrealized gain on investments	1.60	1.45
Total from investment operations	1.79	1.62
Less Distributions:
From net investment income	(0.33)	(0.34)
From net realized gain	(0.17)	(0.17)
From return of capital	(0.05)	(0.04)
Net Asset Value, End of Period	$11.24	$11.07
Total Return	18.39%	16.60%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$185,686	$182,884
Net investment income	1.65%	1.51%
Gross expenses	0.92%	-
Expenses before expense waiver and tax expense/(benefit)	-	0.92%
Net expenses	0.52%	-
Expense waiver	-	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)	-	0.52%
Tax expense/(benefit)	-	1.60%
Expenses net of expense waiver and after tax expense/(benefit)	-	2.12%

12. REMEDIATION NOTE

As a result of the Fund’s failure to qualify as a Regulated Investment Company and improper accounting of the Voluntary Waiver, the Investment Manager has made a conclusion that the calculation of the NAVs per share upon which the shareholders transacted during the period from December 31, 2021 through June 30, 2023 (the "overstatement period") did not properly account for the tax liability during the period. The shareholder transactions that were negatively impacted during the overstatement period will be reprocessed. The Fund will not claw back the overpayment amount from positively impacted shareholders, instead, the Investment Manager will make a contribution to the Fund for the overpayment to make the Fund whole. For the overstatement period ended March 31, 2023, the Investment Manager will contribute $427,042 to make the Fund whole, of which $344,460 was recorded for the year ended March 31, 2023.

13. SUBSEQUENT EVENTS (as restated, see Note 11)

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined that except for the events noted below there were no subsequent events that required adjustment to or disclosure in the financial statements.

Concurrently with the restatement of financial statements and accompanying notes in the Fund’s March 31, 2023 annual report, the Fund has also restated financial statements and accompanying notes in its semi-annual and annual reports effective during the overstatement period and September 30, 2023 to reflect current and deferred tax liabilities for those periods.

In August 2023, the Investment Manager reimbursed the Fund for the Voluntary Waiver.

As of September 30, 2023, the Fund completed the transfer of certain assets into the wholly owned C corporation blocker. The Fund intends to re-qualify as a regulated investment company for the tax year ending October 31, 2024.

During the tax year ended October 31, 2023, the Fund incurred capital losses. As a result, the Fund expects to carry back approximately $3,597,370 of the incurred capital losses and record an estimated tax benefit in the amount of $755,448 as of December 31, 2023.

26

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Aspiriant Risk-Managed Real Assets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aspiriant Risk-Managed Real Assets Fund (the “Fund”) as of March 31, 2023, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Correction of a Material Misstatement

As discussed in Note 11 to the financial statements, the Fund has restated its statement of assets and liabilities, including the schedule of investments, as of March 31, 2023, the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended to correct a misstatement.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and underlying fund managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 9, 2023

(except as described in Note 11, as to which the date is March 29, 2024)

27

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Other Information

March 31, 2023 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Fund Management

March 29, 2024 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952	Chairman and Trustee	Indefinite; Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003–2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002).	17	None
Robert Seyferth Year of Birth: 1952	Trustee	Indefinite; Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993-2009).	17	None
Gary E. Shugrue Year of Birth: 1954	Trustee	Indefinite; Since September 2021	Managing Director, Veritable LP (2016-Present); Founder/President, Ascendant Capital Partners, LP (2001-2015).	15	Trustee, Quaker Investment Trust (2 portfolios) (registered investment company).

29

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Fund Management (Continued)

March 29, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher*** Year of Birth: 1958	Trustee	Indefinite; Since Inception	Executive Vice President and Director of Fund Accounting, Administration and Tax; UMB Fund Service, Inc. (2007-Present); President, Investment Managers Series Trust II (2013-Present); Treasurer, American Independence Funds Trust (2016-2018); Treasurer, Commonwealth International Series Trust (2010-2015).	17	Trustee, Investment Managers Series Trust II (13 portfolios) (registered investment company)
Marc Castellani Year of Birth: 1969	President	Indefinite; Since Inception	Managing Director, Aspiriant, LLC (2015-present); J.P. Morgan Private Bank (2012-2015).	N/A	N/A
Benjamin Schmidt Year of Birth: 1976	Treasurer	Indefinite; Since Inception	Assistant Treasurer; Chief Compliance Officer; Anti-Money Laundering Officer, Aspiriant Trust (2015-Present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015).	N/A	N/A
Laura Boucher Year of Birth: 1981	Assistant Treasurer	Indefinite; Since Inception	Manager, Fund Administration, Aspiriant, LLC (2015-Present); Auditor, Cohen & Company, Ltd. (June 2015-October 2015); Lead Fund Administration, UMB Fund Services, Inc. (2011-2015).	N/A	N/A
Bernadette Murphy Year of Birth: 1964	Chief Compliance Officer	Indefinite; Since June 2022	Director, Vigilant Compliance, LLC (investment management services firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm) (2017-2018); Chief Compliance Officer, Dialectic Capital Management, LP (investment advisory firm) (2008-2018).	N/A	N/A

30

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Fund Management (Continued)

March 29, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Ann Maurer Year of Birth: 1972	Secretary	Indefinite; Since Inception	Senior Vice President, Client Services (2017-Present); Vice President, Senior Client Service Manager (2013-2017); Assistant Vice President, Client Relations Manager (2002-2013); UMB Fund Services, Inc.	N/A	N/A

*	Address for Trustees and Officers: c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212.

**	As of March 29, 2024, the fund complex consists of the Fund, AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, Felicitas Private Markets Fund, First Trust Alternative Opportunities Fund, First Trust Hedged Strategies Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, Optima Dynamic Alternatives Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund, and Variant Impact Fund.

***	Mr. Gallagher is deemed an interested person of the Fund because of his affiliation with the Fund’s Administrator.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

INVESTMENT MANAGER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to the code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provision of the code of ethics during the period covered by this report.

The Registrant’s code of ethics is attached as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant’s board of trustees has determined that Messrs. David G. Lee and Robert Seyferth qualify as the “audit committee financial experts” and are independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s past two fiscal years is as follows:

(a) Audit Fees for Registrant.

Fiscal year ended March 31, 2022	$45,000
Fiscal year ended March 31, 2023	$45,000

 (b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended March 31, 2022	None
Fiscal year ended March 31, 2023	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. The tax services provided include review and signing of the Registrant’s income and excise tax returns, and review of excise distribution calculations.

Fiscal year ended March 31, 2022	$17,500
Fiscal year ended March 31, 2023	$18,500

(d) All Other Fees.

The aggregate fees billed for the first fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended March 31, 2022	None
Fiscal year ended March 31, 2023	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the principal accountant’s fees or services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the past two fiscal years.

Fiscal year ended March 31, 2022	$17,500
Fiscal year ended March 31, 2023	$18,500

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Fund invests substantially all of its investable assets in Investment Funds. While it is unlikely that the Fund will receive notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), to the extent that the Fund does receive such notices or proxies and the Fund has voting interests in such Investment Funds, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Manager. The Investment Manager will vote such proxies in accordance with its proxy policies and procedures.

The Investment Manager’s proxy policies and procedures require that the Investment Manager vote proxies received in a manner reasonably believed to be in the best interests of the Fund and its shareholders and not affected by any material conflict of interest. The Investment Manager considers shareholders’ best economic interests over the long term (i.e., considers the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

The Investment Manager has adopted proxy voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Fund generally invests and may be revised in the Investment Manager’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, the Investment Manager may conduct research internally and/or use the resources of an independent research consultant. The Investment Manager may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

The Investment Manager acknowledges its responsibility to identify material conflicts of interest related to voting proxies. The Investment Manager’s employees are required to disclose to the Investment Manager’s chief compliance officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with the Investment Manager or any affiliate will be considered only to the extent that the Investment Manager has actual knowledge of such relationships. The Investment Manager then takes appropriate steps to address identified conflicts.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. The Investment Manager may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate the Investment Manager to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

The Investment Manager will not discuss with members of the public how it intends to vote on any particular proxy proposal.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at (877) 997-9971 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following is biographical information about the members of Aspiriant, LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Aspiriant Risk-Managed Real Assets Fund as of June 9, 2023 are below:

John Allen, CFA

Mr. Allen is Chief Investment Officer (“CIO”) at the Investment Manager. Mr. Allen joined the Investment Manager as CIO in 2014. Prior to joining the Investment Manager he was a senior member of the client service team at Grantham, Mayo, Van Otterloo (“GMO”) from 2009 to 2014. Prior to joining GMO, Mr. Allen was Head of Investments at a large family office. He began working in the financial services industry in the investment banking department at Donaldson, Lufkin & Jenrette and business consulting practice of Stern Stewart & Company. Mr. Allen is a graduate of the University of Virginia.

Marc Castellani, CFA, CAIA, CIMA

Mr. Castellani is Managing Director of Investment Strategy & Research at the Investment Manager. Mr. Castellani joined the Investment Manager in 2015. Prior to joining the Adviser, he worked at J.P. Morgan Private Bank in Los Angeles from 2012 to 2015. Prior to joining J.P. Morgan Private Bank, he worked at U.S. Trust from 2010 to 2012. Previously, Mr. Castellani was a senior investment banker in the Merger and Acquisitions departments of J.P. Morgan and Banc of America Securities. He began his career in the financial services industry as an Associate in the corporate finance advisory practice of Stern Stewart & Company. Mr. Castellani is a graduate of Cornell University and holds a M.B.A from the University of Rochester.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about accounts, other than the Fund, of the personnel of Aspiriant, LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management (the “Portfolio Managers”) as of March 31, 2023.

	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
1. John Allen	Registered Investment Companies:	5	$4,138	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0
2. Marc Castellani	Registered Investment Companies:	5	$4,138	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

Conflicts of Interest

While the compensation of Portfolio Managers is not tied directly to the performance of a Fund, the Portfolio Managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Investment Manager has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Investment Manager’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it is believed that such aggregation may facilitate the Investment Manager’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Investment Manager generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Investment Manager’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Investment Manager prohibits late trading, frequent trading and/or market timing in the Funds and monitors trades daily to ensure this policy is not violated.

(a)(3) Compensation Structure of Portfolio Manager

As of March 31, 2023, the Portfolio Managers are compensated with base compensation, bonus (a percentage of base compensation), and a share purchase incentive (bonus based on percentage of profit of the Investment Manager divided by shareholders per capita).

(a)(4) Disclosure of Securities Ownership

As of March 31, 2023, none of the portfolio managers beneficially owned any shares of the Fund.

(b) Not applicable

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that during the fiscal year ended March 31, 2023, the Aspiriant Risk-Managed Real Assets Fund (the “Fund”) failed to maintain appropriate controls surrounding the assessment of gross income to adequately assess its ability to meet the gross income test requirements under Subchapter M of the Internal Revenue Code. The officers have concluded that all other disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

(b)

Management concluded there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting, other than as described in 11(a) above.

The following steps taken subsequent to March 31, 2023. Management has developed and implemented a remediation plan, which includes the enhancement of internal controls related to monitoring the Fund’s ability to meet the requirements of Subchapter M of the Internal Revenue Code, including adequately assessing the components of the Fund’s gross income. Management has engaged an outside accounting firm to review such enhancements to controls. The material weakness described above in 11(a) will not be considered remediated until management designs and implements effective controls that operate for a sufficient period of time and management has concluded, through testing, that these controls are effective. The Fund will monitor the effectiveness of its remediation plan and will make changes management determines to be appropriate.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Real Assets Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	April 8, 2024

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	April 8, 2024